Property, plant and equipment - Right-of-use Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 15,090
Right-of-use assets	12,774	$ 15,090
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,921
De-recognition	(46)
Right-of-use assets	12,537	14,921
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	67
De-recognition	(27)
Right-of-use assets	121	67
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	102
Right-of-use assets	116	102
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	24,794	23,614
Additions	156	1,191
De-recognition	(88)
Effect of movements in exchange rates	160	(11)
Right-of-use assets	25,022	24,794
Cost | Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	24,568	23,427
Additions	0	1,147
De-recognition	(46)
Effect of movements in exchange rates	143	(6)
Right-of-use assets	24,665	24,568
Cost | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	84	76
Additions	102	13
De-recognition	(42)
Effect of movements in exchange rates	5	(5)
Right-of-use assets	149	84
Cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	142	111
Additions	54	31
De-recognition	0
Effect of movements in exchange rates	12	0
Right-of-use assets	208	142
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(9,704)	(7,173)
Depreciation	2,559	2,536
De-recognition	(61)
Effect of movements in exchange rates	46	(5)
Right-of-use assets	(12,248)	(9,704)
Accumulated depreciation | Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(9,647)	(7,173)
Depreciation	2,488	2,474
De-recognition	(46)
Effect of movements in exchange rates	39	0
Right-of-use assets	(12,128)	(9,647)
Accumulated depreciation | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(17)	0
Depreciation	25	22
De-recognition	(15)
Effect of movements in exchange rates	1	(5)
Right-of-use assets	(28)	(17)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(40)	0
Depreciation	46	40
De-recognition	0
Effect of movements in exchange rates	6	0
Right-of-use assets	$ (92)	$ (40)